Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel [Table Text Block]
	2019 $	2018 $
Accounting fees	31,132	28,709
Directors' fees	71,427	-
Management fees	160,500	163,819
Stock-based compensation	355,333	283,194
	618,392	475,722